Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Other Current Assets

Other current assets are broken down as follows:

(thousands of euros)	6/30/2019	12/31/2018
Research tax credit	16,802	10,829
Other tax claims	3,517	4,292
Other receivables	2,391	1,745
Prepaid expenses	5,474	4,265

Total other current assets	28,183	21,131